Commitments and contingent obligations - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Leases [Line Items]
Percentage of future minimum revenues utilization	100.00%
Operating leases, future minimum payments due	$ 328,331,000
Vessels [Member]
Leases [Line Items]
Operating leases, future minimum payments due	320,020,000
Operating leases, start year	2015
Operating leases, expiration year	2025
Office Space [Member]
Leases [Line Items]
Operating leases, future minimum payments due	$ 8,311,000
Operating leases, start year	2015
Operating leases, expiration year	2019